Apr. 29, 2020
MFS® Strategic Income Fund
MFS® Strategic Income Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 29, 2020. MFS® Strategic Income Fund Effective July 1, 2020, the name of the fund will change to MFS® Income Fund.